DEI Document	Nov. 13, 2019
Document Information [Line Items]
Title of 12(b) Security	Common shares, without par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	(740)
Entity Address, Address Line One	50 North Third Street,
Entity Incorporation, State or Country Code	OH
Document Type	8-K
Entity Registrant Name	PARK NATIONAL CORPORATION
Document Period End Date	Nov. 13, 2019
Amendment Flag	false
Entity Central Index Key	0000805676
Entity File Number	1-13006
Entity Tax Identification Number	31-1179518
Entity Address, Address Line Two	P.O. Box 3500
Entity Address, City or Town	Newark,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43058-3500
Local Phone Number	349-8451
Trading Symbol	PRK
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false